Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Estimated Useful Llives of the Respective Assets

Property and equipment are recorded at cost and depreciated or amortized using the straight-line method over the estimated useful lives of the respective assets as follows:

Estimated Useful Life
Laboratory and office equipment	3 to 10 years
Furniture and fixtures	3 to 10 years
Computer equipment and software	1 to 5 years
Leasehold improvements	Shorter of lease term or 10 years

Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheet that sum to the total of the same such amounts shown in the statement of cash flows.

	September 30,
	2018	2017
Cash and cash equivalents	$40,753	$26,254
Restricted cash — current	51	5,118
Restricted cash — non-current	543	350

Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$41,347	$31,722